Average Annual Total Returns - Investor A, C, Institutional and Class R - BlackRock Advantage Large Cap Value Fund	Sep. 28, 2020
Russell1000ValueIndex [Member]
Average Annual Return:
1 Year	26.54%
5 Years	8.29%
10 Years	11.80%
Investor A Shares
Average Annual Return:
1 Year	17.85%
5 Years	7.17%
10 Years	9.69%
Investor A Shares | After Taxes on Distributions
Average Annual Return:
1 Year	16.82%
5 Years	6.07%
10 Years	8.98%
Investor A Shares | After Taxes on Distributions and Sales
Average Annual Return:
1 Year	11.28%
5 Years	5.36%
10 Years	7.76%
Investor C Shares
Average Annual Return:
1 Year	22.47%
5 Years	7.51%
10 Years	9.41%
Institutional Shares
Average Annual Return:
1 Year	24.73%
5 Years	8.63%
10 Years	10.58%
Class R Shares
Average Annual Return:
1 Year	24.10%
5 Years	8.05%
10 Years	9.98%